CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 341,107,697	$ 316,185,694	$ 292,721,361
Cost of revenues	(330,485,778)	(300,973,705)	(293,914,163)
Gross profit (loss)	10,621,919	15,211,989	(1,192,802)
Selling and marketing expenses	(13,168,297)	(16,416,359)	(20,055,854)
General and administrative expenses	(25,246,986)	(30,010,529)	(75,874,984)
Research and development expenses	(3,169,975)	(6,022,357)	(8,608,874)
Total operating expenses	(41,585,258)	(52,449,245)	(104,539,712)
Loss from operations	(30,963,339)	(37,237,256)	(105,732,514)
Interest expense	(27,918,904)	(28,805,652)	(28,838,328)
Interest income	$ 5,606,718	$ 6,586,276	6,154,813
Changes in fair value of derivatives			(369,309)
Other income (expense), net	$ (2,605,310)	$ 8,974,787	11,486,938
Loss before income taxes	(55,880,835)	(50,481,845)	(117,298,400)
Income tax expense	(614,285)	(1,127,627)	(16,295,221)
Net loss	(56,495,120)	(51,609,472)	(133,593,621)
Less: Net loss attributable to noncontrolling interest	(398,754)	(1,000,391)	(12,957)
Net loss attributable to ordinary shareholders of China Sunergy Co., Ltd.	$ (56,096,366)	$ (50,609,081)	$ (133,580,664)
Net loss per share:
Basic and diluted	$ (0.21)	$ (0.20)	$ (0.55)
Share used in calculating basic and diluted loss per share	267,287,253	255,102,003	240,701,253
Third parties [Member]
Revenues	$ 331,039,143	$ 306,334,566	$ 286,889,060
Cost of revenues	(319,890,205)	(291,372,403)	(288,004,932)
Related parties [Member]
Revenues	10,068,554	9,851,128	5,832,301
Cost of revenues	$ (10,595,573)	$ (9,601,302)	$ (5,909,231)